Leases - Minimum Future Income (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases
December 31, 2021 (6 months period ended)	$ 93,623
December 31, 2022	87,055
December 31, 2023	65,850
December 31, 2024	60,529
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$ 461,701